OPERATING EXPENSES	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
OPERATING EXPENSES

NOTE 12 － OPERATING EXPENSES

Sales and distribution expenses

Sales and distribution expenses mainly consisted of ocean freights, outwards land transport costs, salaries paid and payable to salespersons, sales commissions, and provision for warranty expenses.

During the years ended December 31, 2023, 2024 and 2025, the Company recorded $51,622,790, $54,727,281, and $66,331,518 sales and distribution expenses, respectively.

General and administrative expenses

The Company incurred different types of expenditures under general and administrative expenses. They primarily consist of depreciation and amortization, salaries paid and payable to office staff, professional fees, and travelling expenses.

During the years ended December 31, 2023, 2024 and 2025, the Company recorded $17,400,101, $17,348,952, and 18,336,882 general and administrative expenses, respectively.